Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings	6 Months Ended
Sep. 30, 2024
Disclosure of Repurchase Agreements [Abstract]
Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings	REPURCHASE AGREEMENTS AND SECURITIES LENDING TRANSACTIONS ACCOUNTED FOR AS SECURED BORROWINGS
The following tables present gross obligations for payables under repurchase agreements, payables under securities lending transactions and obligations to return securities received as collateral by remaining contractual maturity and class of collateral pledged at March 31, 2024 and September 30, 2024. Potential risks associated with these arrangements primarily relate to market and liquidity risks. To manage risks associated with market exposure, the MUFG Group generally revalues the collateral underlying its repurchase agreements and securities lending transactions on a daily basis and monitors the value of the underlying securities, consisting of primarily high-quality securities such as Japanese national government and Japanese government agency bonds, and foreign government and official institution bonds. In the event the market value of such securities falls below the related agreements at contract amounts plus accrued interest, the MUFG Group may be required to deposit additional collateral when appropriate. To address liquidity risks, the MUFG Group conducts stress tests to ensure the adequate level of liquidity is maintained in the event of a decline in the fair value of any collateral pledged.

	March 31, 2024 (As Adjusted)
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥8,846	¥20,010	¥7,209	¥1,706	¥37,771
Payables under securities lending transactions	1,015	1	—	76	1,092
Obligations to return securities received as collateral	6,076	610	135	402	7,223
Total	¥15,937	¥20,621	¥7,344	¥2,184	¥46,086

	September 30, 2024
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥14,561	¥18,317	¥3,370	¥4,041	¥40,289
Payables under securities lending transactions	644	—	—	18	662
Obligations to return securities received as collateral	5,869	85	98	283	6,335
Total	¥21,074	¥18,402	¥3,468	¥4,342	¥47,286
Secured borrowing by the class of collateral pledged at March 31, 2024 and September 30, 2024 was as follows:

	March 31, 2024 (As Adjusted)
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral	Total
	(in billions)
Japanese national government and Japanese government agency bonds	¥13,001	¥359	¥4,229	¥17,589
Foreign government and official institution bonds	14,172	—	1,033	15,205
Corporate bonds	773	76	400	1,249
Residential mortgage-backed securities	8,819	—	—	8,819
Other debt securities	346	—	38	384
Marketable equity securities	636	657	1,523	2,816
Other	24	—	—	24
Total	¥37,771	¥1,092	¥7,223	¥46,086

	September 30, 2024
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral	Total
	(in billions)
Japanese national government and Japanese government agency bonds	¥12,783	¥162	¥3,404	¥16,349
Foreign government and official institution bonds	19,866	36	1,353	21,255
Corporate bonds	978	—	352	1,330
Residential mortgage-backed securities	5,212	—	—	5,212
Other debt securities	212	—	24	236
Marketable equity securities	756	464	1,202	2,422
Other	482	—	—	482
Total	¥40,289	¥662	¥6,335	¥47,286